LONG-TERM DEBT AND CREDIT FACILITIES - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long-term debt
Long-term debt and credit facilities	$ 1,589.9	$ 1,424.2
Operations in Brazil, Mauritania, Ghana and Chile
Long-term debt
Fees incured (as a percentage)	0.80%
Surety bonds outstanding	$ 180.8	175.6
EDC
Long-term debt
Maximum borrowing capacity	$ 300.0
Borrowings, maturity	Jun. 30, 2022
Fees incured (as a percentage)	0.75%
Long-term debt and credit facilities	$ 232.3	228.9
Surety bond
Long-term debt
Fees incured (as a percentage)	0.50%
Surety bonds outstanding	$ 308.2	$ 290.1